Filed Pursuant to Rule 497(a)
File No. 333-218040
Rule 482 AD

NEW ISSUE: NEW MOUNTAIN FINANCE CORPORATION (THE “COMPANY”)
TICKER: NMFC / NYSE
SIZE: $100,000,000 CONVERTIBLE NOTES (PLUS $15,000,000 OVER-ALLOTMENT OPTION)
EXECUTION: SEC REGISTERED
BOOK-RUNNING MANAGER: WELLS FARGO SECURITIES
COUPON: 5.50% - 5.75%
CONVERSION PREMIUM: 10.0%
RANKING: UNSECURED
EXPECTED EGAN-JONES RATING*: BBB+
MATURITY: 5 YEARS (AUGUST 15, 2023)
CALL PROTECTION: CALLABLE AFTER MAY 15, 2023 WITH COUPON MAKE-WHOLE
SCHEDULED INVESTOR PUTS: NONE
FUNDAMENTAL CHANGE: INCLUDES PROTECTION FOR INVESTORS UPON A FUNDAMENTAL CHANGE
SETTLEMENT FEATURE: PHYSICAL
FINANCIAL COVENANTS: MAXIMUM DEBT-TO-EQUITY RATIO OF 1.65 TO 1.00 AND SECURED DEBT RATIO OF 0.70 TO 1.00 AT ANY TIME
DIVIDEND PROTECTION: YES, FOR DIVIDENDS PAID ABOVE $0.34 QUARTERLY
TAKEOVER PROTECTION: YES, STANDARD MATRIX FORMAT
USE OF PROCEEDS: REPAY DEBT UNDER CREDIT FACILITIES AND TO MAKE NEW INVESTMENTS IN ACCORDANCE WITH INVESTMENT OBJECTIVE

EXPECTED PRICING: WEDNESDAY, 8/15/18 AFTER MARKET CLOSE

*Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

Investors are advised to carefully consider the investment objectives, risks, charges and expenses of the Company before investing. The preliminary prospectus supplement, dated August 15, 2018, and accompanying prospectus, dated July 13, 2018, each of which has been filed with the Securities and Exchange Commission, contain a description of these matters and other important information about the Company and should be read carefully before investing.

The information in such preliminary prospectus supplement and such accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of the Company and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a prospectus supplement and an accompanying prospectus, copies of which may be obtained, when available, from Wells Fargo Securities, LLC, Attention: Equity Syndicate Department, 375 Park Avenue, New York, NY 10152-4077, or by calling (800) 326-5897, or by email: cmclientsupport@wellsfargo.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.

INVESTOR CALL:
DATE: WEDNESDAY, AUGUST 15, 2018
TIME: 12:00 PM (EST)
U.S. DIAL-IN: (877) 747-5240
INT’L DIAL-IN: (706) 643-9219
CONFERENCE ID: 2275799

DEAL ROADSHOW: WWW.NETROADSHOW.COM
PASSCODE: NMFCgrpCC

WELLS FARGO SECURITIES IS THE TRADE NAME FOR THE CAPITAL MARKETS AND INVESTMENT BANKING SERVICES OF WELLS FARGO & COMPANY AND ITS SUBSIDIARIES, INCLUDING BUT NOT LIMITED TO WELLS FARGO SECURITIES, LLC, A MEMBER OF NYSE, FINRA, NFA AND SIPC, WELLS FARGO PRIME SERVICES, LLC, A MEMBER OF FINRA, NFA AND SIPC, AND WELLS FARGO BANK, N.A.  WELLS FARGO SECURITIES, LLC AND WELLS FARGO PRIME SERVICES, LLC ARE DISTINCT ENTITIES FROM AFFILIATED BANKS AND THRIFTS.

IF THIS COMMUNICATION RELATES TO AN OFFERING OF US REGISTERED SECURITIES (I) A REGISTRATION STATEMENT HAS BEEN FILED WITH THE SEC, (II) BEFORE INVESTING YOU SHOULD READ THE PROSPECTUS SUPPLEMENT AND ACCOMPANYING PROSPECTUS AND OTHER DOCUMENTS THE COMPANY HAS FILED WITH THE SEC, AND (III) YOU MAY OBTAIN THESE DOCUMENTS FROM YOUR SALES REP, BY CALLING 1-800-326-5897 OR BY VISITING WWW.SEC.GOV<http://WWW.SEC.GOV>. IF THIS COMMUNICATION RELATES TO AN OFFERING OF SECURITIES EXEMPT FROM REGISTRATION IN THE US, YOU SHOULD CONTACT YOUR SALES REP FOR THE COMPLETE DISCLOSURE PACKAGE.

RECEIPT OF THIS EMAIL OR COMMUNICATION WILL CONSTITUTE YOUR CONSENT TO ELECTRONIC DELIVERY UNLESS A REJECTION OR OTHER NOTICE OF NON-DELIVERY IS RECEIVED.

PLEASE BE ADVISED THAT THIS NOTIFICATION IS LIMITED TO THOSE INVESTORS CONSIDERING AN INVESTMENT IN THE COMPANY'S CONVERTIBLE NOTES. NO OFFER IS BEING MADE HEREBY WITH RESPECT TO ANY OTHER SECURITIES OF THE COMPANY.  (c)2018 WELLS FARGO.  ALL RIGHTS RESERVED.

----Disclaimer----

If this communication relates to an offering of US registered securities (i) a registration statement has been filed with the SEC, (ii) before investing you should read the filed documents, and (iii) you may obtain these documents from your sales representative, by calling 1-800-326-5897 or visiting www.sec.gov. If this communication relates to a securities offering exempt from US registration, you should contact your sales representative for the complete disclosure package. For information regarding Wells Fargo, see https://www.wellsfargo.com/com/disclaimer/wfid3. In Japan, see: https://www.wellsfargo.com/com/disclaimer/wfsjb4. This chat will be retained and may be monitored.